CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (808,683)	$ (172,894)	$ (711,801)	$ (231,193)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	10,540	4,021	13,063	91
Changes in operating assets and liabilities:
Receivables	(309,067)	(55,835)	(2,316)	0
Prepaid expense	(234,272)	(34,846)	34,929	(62,089)
Inventory	(115,357)	(110,737)	(67,144)	0
Due from related parties	31,256	859	(30,397)	(399,251)
Lease security deposit	(93,490)	(692)	(3,425)	(83,386)
Accounts payable and accrued expenses	2,045	(2,327)	101,175	0
Customer deposits	(11,028)	86,757	11,028	0
Advances from prospective customers/distributors	(58,044)	0	757,896	0
Due to related parties	659,752	0	(1,901)	93,707
Net cash provided by (used in) operating activities	(926,348)	(285,694)	101,107	(682,121)
Cash flows from investing activities:
Purchases of property and equipment	(586,890)	(43,148)	(42,556)	(36,983)
Purchases of intangible assets	0	0	(54,912)	0
Net cash used in investing activities	(586,890)	(43,148)	(97,468)	(36,983)
Cash flows from financing activities:
Capital Contributions to Yubo Beijing	127,164	504,892	634,756	723,861
Sale of ordinary shares on September 11, 2020			750,000	0
Net cash provided by financing activities	127,164	504,892	1,384,756	723,861
Effect of exchange rate changes	82,975	(53,006)	(7,133)	(3,640)
Net increase (decrease) in cash	(1,303,099)	123,044	1,381,262	1,117
Cash at beginning of period	1,382,524	1,262	1,262	145
Cash at end of period	79,426	124,306	1,382,524	1,262
Supplemental Cash Flow Information:
Income taxes paid	0	0	0	0
Interest paid	0	0	0	0
Non-cash Investing Activities:
Operating lease right of use asset acquired	$ 2,002,641	$ 0	$ 0	$ 688,631